UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2009

Date of reporting period: February 28, 2009

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund
The fund's portfolio
2/28/09 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.0%)(a)
		Principal
	Rating(RAT)	amount	Value

California (0.1%)
Golden State Tobacco Securitization Corp. Rev. Bonds,
Ser. A-1, 5s, 6/1/33	BBB	$100,000	$61,935
			61,935

Minnesota (96.6%)
Alexandria, G.O. Bonds (Indpt. School Dist. No. 206),
Ser. A, FSA, 5s, 2/1/22	Aa2	1,600,000	1,727,560
Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa2	620,000	653,691
5s, 2/1/24	AAA	470,000	499,027
Arden Hills, Hsg. & Hlth. Care Facs. VRDN
(Presbyterian Homes), Ser. A, 0.55s, 9/1/29	A-1+	1,000,000	1,000,000
Becker, Poll. Control Rev. Bonds (Northern States
Pwr.), Ser. A, 8 1/2s, 3/1/19	A2	1,000,000	1,113,190
Big Lake, G.O. Bonds (Indpt. School Dist. No. 728),
Ser. C, FSA, 5s, 2/1/21	Aa2	1,560,000	1,601,324
Brainerd, G.O. Bonds (Indpt. School Dist. No. 181),
Ser. A, FGIC, NATL 5s, 2/1/20	Aa2	1,000,000	1,043,520
Burnsville, G.O. Bonds (Indpt. School Dist. No. 191),
Ser. A, 5s, 2/1/25	Aa2	865,000	906,122
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A3	1,000,000	945,740
Dakota Cnty., Cmnty. Dev. Agcy. Governmental Hsg. Dev.
G.O. Bonds (Sr. Hsg. Fac.), 5s, 1/1/21	Aaa	1,000,000	1,034,240
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,250,000	953,113
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	75,000	50,801
East Grand Forks, Poll. Rev. Bonds (American Crystal
Sugar), Ser. A, 6s, 4/1/18	BBB+	750,000	688,860
Farmington, G.O. Bonds (Indpt. School Dist. No. 192),
Ser. B, FSA, 5s, 2/1/19	Aa2	1,080,000	1,189,058
Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	3,855,000	4,018,838
4 3/4s, 12/15/29	AAA	1,000,000	1,007,070
Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade
Corp.), 5.65s, 12/1/22	BB-	350,000	180,527
Lakeville, G.O. Bonds (Indpt. School Dist. No. 194),
Ser. A, FGIC, 5 1/2s, 2/1/24 (Prerefunded)	Aa2	2,000,000	2,214,960
Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22	Aa1	2,575,000	2,771,524
Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove
Hosp. Corp.), 5 1/4s, 5/1/37	A3	2,000,000	1,647,640
Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp.
Assn.), 6 5/8s, 9/1/22	BBB-/P	1,250,000	1,096,625
Medford, G.O. Bonds (Indpt. School Dist. No. 763),
Ser. A, FSA, 5 1/2s, 2/1/31 (Prerefunded)	Aa2	1,550,000	1,654,362
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds,
Ser. A, NATL
5s, 1/1/28	AA-	1,160,000	1,125,502
5s, 1/1/21	AA-	1,500,000	1,536,045
Minneapolis, G.O. Bonds
(Sports Arena), 5.2s, 10/1/24	AAA	2,000,000	2,000,100
Ser. B, 5 1/8s, 12/1/24	AAA	975,000	983,941
Ser. E, 5s, 3/1/26	AAA	2,175,000	2,175,587
5s, 12/1/18	AAA	1,200,000	1,256,436
Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA
Coll., 5 3/4s, 10/20/42	Aaa	700,000	681,765
Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28	AAA	1,500,000	1,554,480
Ser. B, FSA, zero %, 2/1/23	AAA	3,600,000	1,853,712
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran Good Samaritan Society), 6 5/8s,
8/1/25	A3	795,000	802,998
(Hlth. Care Syst.), Ser. A, NATL, 5 1/2s, 11/15/17	AA-	610,000	612,824
(Hlth. Care - Benedictine Hlth.), Ser. A, NATL, 5s,
2/15/23 (Prerefunded)	AA	500,000	523,905
MN State G.O. Bonds, 5s, 8/1/24	AAA	1,500,000	1,565,580
MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, 6s, 10/1/30	A2	1,500,000	1,538,415

(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB-/P	1,000,000	771,520
(The College of St. Catherine), Ser. 5-N1, 5 3/8s,
10/1/32	Baa1	500,000	391,045
(College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24	Baa1	250,000	205,538
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A2	1,000,000	1,034,360
(The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	500,000	451,430
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,662,952
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	428,970
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College)
Ser. 5-M1, 0.65s, 10/1/32	VMIG1	2,000,000	2,000,000
Ser. 5-M2, 0.65s, 10/1/20	VMIG1	400,000	400,000
MN State Hsg. Fin. Agcy. FRN (Res. Hsg. Fin.), Ser. D,
5 1/2s, 1/1/38	Aa1	960,000	946,570
MN State Hsg. Fin. Agcy. Rev. Bonds
(Res. Hsg.), Ser. M, 5 3/4s, 1/1/37	Aa1	1,940,000	1,916,332
(Res. Hsg.), Ser. H, 5s, 1/1/36	Aa1	665,000	646,367
(Res. Hsg. Fin.), Ser. L, 4.9s, 7/1/22	Aa1	1,995,000	2,007,489
(Res. Hsg.), Ser. H, 4 3/8s, 1/1/14	Aa1	375,000	373,609
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds, 5 1/4s,
10/1/27	A3	1,000,000	1,009,580
Monticello-Big Lake Cmnty., Hosp. Dist. Gross Rev.
Bonds (Hlth. Care Fac.), Ser. A, 5 3/4s, 12/1/19	BBB/P	1,000,000	860,410
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes),
6 1/8s, 10/1/39	BB/P	315,000	233,069
Northern Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds, Ser.
A, AGO, 5s, 1/1/21	AAA	1,000,000	1,032,350
Northfield, Hosp. Rev. Bonds
Ser. C, 6s, 11/1/31 (Prerefunded)	AAA/P	1,000,000	1,112,660
5 1/4s, 11/1/21	BBB-	500,000	419,110
Olmsted Cnty., Hlth. Care Fac. Rev. Bonds (Olmsted
Med. Ctr.), 5.55s, 7/1/19	BBB-/F	800,000	699,080
Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev.
Bonds (Hanover Townhouses), 6s, 7/1/31	Aa1	1,150,000	1,144,285
Roseville, G.O. Bonds (Indpt. School Dist. No. 623),
Ser. A, FSA, 5s, 2/1/25	Aa2	2,000,000	2,026,400
Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	BBB	400,000	268,152
Sauk Rapids, G.O. Bonds (Indpt. School Dist. No. 047),
Ser. B, FSA, zero %, 2/1/11	Aa2	1,000,000	965,470
Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A,
NATL, zero %, 1/1/24	AA-	2,000,000	977,180
St. Cloud, Hlth. Care Rev. Bonds (St. Cloud Hosp.
Oblig. Group), Ser. A, FSA, 6 1/4s, 5/1/17	Aa3	1,500,000	1,555,695
St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet
Hlth. Svcs.), Ser. C, 5 3/4s, 7/1/30	A	1,000,000	911,110
St. Paul, Hsg. & Redev. Auth. Rev. Bonds (Rossy &
Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	376,624
St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	AA-	1,000,000	963,680
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (Regions Hosp.), 5.3s, 5/15/28	Baa1	1,515,000	1,209,849
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast)
6s, 11/15/35	Ba1	500,000	369,625
Ser. B, 5.85s, 11/1/17	Ba1	750,000	675,225
St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.),
Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,268,904
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB-/P	750,000	425,333
U. of MN Rev. Bonds, Ser. A
5 3/4s, 7/1/17 (Prerefunded)	AA	2,160,000	2,640,946
5 1/2s, 7/1/21 (Prerefunded)	AA	1,000,000	1,149,760
5 1/4s, 4/1/29	Aa2	500,000	524,715
U. of MN VRDN, Ser. C, 0.35s, 12/1/36	VMIG1	1,300,000	1,300,000
Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, AMBAC,
5 1/2s, 1/1/16	A2	565,000	581,848
Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth.
Oblig. Group)
Ser. A, 6s, 7/1/34	BBB	250,000	209,190
5s, 7/1/16	BBB	425,000	392,938
5s, 7/1/15	BBB	450,000	425,435
5s, 7/1/14	BBB	425,000	409,581
			85,583,468

New Jersey (0.1%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 5s,
6/1/29	BBB	150,000	95,643
			95,643

Ohio (0.9%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2, 5 3/4s, 6/1/34	BBB	1,300,000	772,226
			772,226

Puerto Rico (0.5%)
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A, 6s, 7/1/44	Baa3	500,000	447,880
			447,880

Wisconsin (0.8%)

Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	500,000	459,445
6 3/8s, 6/1/32	BBB	285,000	270,756
			730,201

Total municipal bonds and notes (cost $89,884,252)			$87,691,353

SHORT-TERM INVESTMENTS (0.1%)(a)
		Shares	Value

SSgA U.S. Government Money Market Fund (i)		110,000	$110,000

Total short-term investments (cost $110,000)			$110,000

TOTAL INVESTMENTS

Total investments (cost $89,994,252) (b)			$87,801,353

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/09 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
	$1,500,000	3/19/09	-	4.64% minus	$83,913
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

Total					$83,913

NOTES

(a) Percentages indicated are based on net assets of $88,592,217.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at February 28, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $89,994,252, resulting in gross unrealized appreciation and depreciation of $2,151,979 and $4,344,878, respectively, or net unrealized depreciation of $2,192,899.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain swap contracts.

The rates shown on VRDN and FRN are the current interest rates at February 28, 2009.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2009 (as a percentage of net assets):

Local government	30.9%
Health care	19.8
Education	13.7

The fund had the following insurance concentration greater than 10% at February 28, 2009 (as a percentage of net assets):

FSA	14.2%

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$110,000	$--

Level 2	87,691,353	83,913

Level 3	--	--

Total	$87,801,353	$83,913

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2009